SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2011
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 15:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development costs, net:

	Year ended December 31,
	2011	2010	2009

Total costs	$4,960	$2,482	$2,272
Capitalized software development costs	-	-	(378)

	$4,960	$2,482	$1,894

b.	Financial income (expenses), net

	Year ended December 31,
	2011	2010	2009
Financial ( income):
Interest	$(9)	$(3)	$(1)
Exchange rate differences , net	-	-	(33)

	(9)	(3)	(34)
Financial expenses:
Interest	286	293	327
Amortization of debt discount		-	126
Amortization of deferred expenses (issuance expenses and credit line costs)		-	25
Exchange rate differences, net	92	132	-
Revaluation of liabilities presented at fair value.	589	692	253
Expenses related to modification of convertible debt and change in terms of warrants	-	273	-
Convertible Debt inducement expenses	202	-	-
Fair value of guarantee associated with short term loan	49	-	-
Accretion of contingent payment obligation	75	-	-

	1,293	1,392	731

	$1,284	$1,389	$697